Loss Per Share - Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect (Parenthetical) (Details)	6 Months Ended
	Jun. 30, 2025 Vote shares	Jun. 30, 2024	Jan. 11, 2024 ¥ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price used to calculate ordinary shares | ¥ / shares			¥ 0.3964
Ordinary shares voting rights, description	The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.
Weighted average number of vested restricted share units included in denominator for computation of basic EPS | shares	166,547,658
Percentage of equity interest calculated on a fully diluted basis according to warrant agreement	0.2898%	0.372%
Class A Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of vote per share	1
Class B Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of vote per share	10